CONSOLIDATED STATEMENTS OF MEMBERS' EQUITY (FY) - USD ($) $ in Thousands	Common Stock [Member] Class A Units [Member]	Common Stock [Member] Class A-1 Units [Member]	Common Stock [Member] Class B Units [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total	Class A Units [Member]	Class A-1 Units [Member]
Beginning balance at Dec. 31, 2019	$ 7,725	$ 0	$ 40	$ 0	$ 1,393	$ 9,158
Beginning balance (in units) at Dec. 31, 2019	7,725	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A-1 units, net of issuance costs		$ 28,500				28,500
Issuance of Class A-1 units, net of issuance costs (in units)		730
Net income	$ 0	$ 0	0	0	21,951	21,951	$ 17,145	$ 2,284
Other comprehensive loss						0
Equity-based compensation	0	0	20	0	0	20
Ending balance at Dec. 31, 2020	$ 7,725	$ 28,500	60	0	23,344	59,629
Ending balance (in units) at Dec. 31, 2020	7,725	730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	0	(105)	(105)	(1,162)	1,057
Other comprehensive loss						0
Equity-based compensation	0	0	20	0	0	20
Ending balance at Dec. 31, 2021	$ 7,725	$ 28,500	80	0	23,239	59,544
Ending balance (in units) at Dec. 31, 2021	7,725	730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	0	(4,380)	(4,380)	(4,555)	175
Other comprehensive loss	0	0	0	(84)	0	(84)
Equity-based compensation	$ 0	$ 0	10	0	0	10
Ending balance (in units) at Jun. 30, 2022	7,725	730
Beginning balance at Dec. 31, 2021	$ 7,725	$ 28,500	80	0	23,239	59,544
Beginning balance (in units) at Dec. 31, 2021	7,725	730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	0	2,589	2,589	1,179	1,330
Other comprehensive loss	0	0	0	(117)	0	(117)
Ending balance at Dec. 31, 2022	$ 7,725	$ 28,500	80	(117)	25,828	62,016
Ending balance (in units) at Dec. 31, 2022	7,725	730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A-1 units, net of issuance costs	$ 0	$ 0	0	0	0	0
Issuance of Class A-1 units, net of issuance costs (in units)	0	0
Net income	$ 0	$ 0	0	0	(11,591)	(11,591)	$ (11,352)	$ (566)
Other comprehensive loss	$ 0	$ 0	$ 0	$ 88	$ 0	88
Ending balance at Jun. 30, 2023						$ 44,619
Ending balance (in units) at Jun. 30, 2023	7,725	904